UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 1999
                                                  ----------------------------

Check here if Amendment  [  ] ;  Amendment Number: _____
       This Amendment  (Check only one.):  [  ]  is a restatement.
                                           [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
Address:              P.O. Box 1810
                      8 Sound Shore Drive, Suite 180
                      Greenwich, CT  06836

Form 13F File Number:          28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Shanna S. Sullivan
Title:                Vice President
Phone:                (203) 629-1980

Signature, Place, and Date of Signing:

       /s/Shanna Sullivan                    Greenwich, CT        April 22, 1999
     -------------------------------     --------------------   ----------------
                (Signature)                 (City, State)            (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         46
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,853,777
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                      NONE

                                    Form 13F
                 Reporting Manager: Sound Shore Management, Inc.
                                                                                                            3/31/99
--------------------------------------------------------------------------------------------------------------------
             Item 1                 Item 2       Item 3      Item 4      Item 5             Item 6          Item 7
         Name of Issuer             Title        Cusip     Mkt. Value    Shares      Investment Discretion   Mgrs.
                                                                                     ---------------------
                                      of         Number      x $1000                 Sole   Shared   Other
                                    Class                                             (A)     (B)     (C)

--------------------------------------------------------------------------------------------------------------------
AT&T Corporation                    COMMON       001957109    128,386     1,608,600    X
Allstate Corporation                COMMON       020002101    128,922     3,478,500    X
Ambac Financial Group, Inc.         COMMON       023139108     63,801     1,181,500    X
American Standard Cos., Inc.        COMMON       029712106     88,725     2,581,100    X
AutoNation, Inc.                    COMMON       05329W102    130,163    10,518,200    X
BCE, Inc.                           COMMON       05534B109        355         8,000    X
BMC Software                        COMMON       055921100     94,606     2,552,600    X
Bank One Corporation                COMMON       06423A103    140,369     2,549,265    X
Borg-Warner Automotive, Inc.        COMMON       099724106     60,378     1,262,800    X
Brunswick Corporation               COMMON       117043109     50,931     2,671,800    X
Century Telephone Enterprise        COMMON       156686107     81,160     1,155,300    X
CitiGroup, Inc.                     COMMON       172967101      6,038        94,527    X
Citizen's Utilities Co.             COMMON       177342201     85,271    11,002,700    X
Crompton & Knowles Corp.            COMMON       227111101     72,923     4,630,000    X
Dana Corporation                    COMMON       235811106        424        11,151    X
Delta Air, Inc.                     COMMON       247361108     61,299       882,000    X
Enron Corp.                         COMMON       293561106    119,768     1,864,100    X
Fannie Mae                          COMMON       313586109    170,113     2,456,500    X
First Union Corporation             COMMON       337358105    134,630     2,519,400    X
Ford Motor Company                  COMMON       345370100    110,767     1,954,000    X
Hasbro Inc.                         COMMON       418056107    133,552     4,615,200    X
Intl. Business Machines Corp.       COMMON       459200101    108,020       609,424    X
International Game Technology       COMMON       459902102        146        10,000    X
Kaufman & Broad Home Corp.          COMMON       486168107     83,452     3,698,700    X
Kimberly-Clark Company              COMMON       494368103    114,513     2,388,800    X
Loews Corporation                   COMMON       540424108    113,355     1,519,000    X
MBIA Inc.                           COMMON       55262C100     93,009     1,603,600    X
Magna International, Inc.           COMMON       559222401    125,672     2,165,300    X
Mallinckrodt Inc.                   COMMON       561232109    113,151     4,249,800    X
Merck & Co., Inc.                   COMMON       589331107      1,154        14,400    X
MidAmerican Energy Holding          COMMON       59562V107    134,828     4,815,300    X
Minnesota Mining & Mfg.             COMMON       604059105     65,415       924,600    X
Parametric Technology Corp.         COMMON       699173100    167,828     8,497,600    X
Philip Morris Co.s Inc.             COMMON       718154107      1,341        38,100    X
Polaris Industries Inc.             COMMON       731068102     34,357     1,082,100    X
Presidential Life Corporation       COMMON       740884101        179        10,000    X
Republic New York Corp.             COMMON       760719104        284         6,150    X
Southwest Airlines Company          COMMON       844741108    132,525     4,381,000    X
Sterling Commerce Inc.              COMMON       859205106     65,218     2,120,900    X
TJX Companies, Inc.                 COMMON       872540109      1,020        30,000    X
Telephone & Data Systems            COMMON       879433100     51,882       920,300    X
Texas Instruments Inc.              COMMON       882508104    137,809     1,388,500    X
Texas Utilities Company             COMMON       882848104    135,933     3,236,500    X
Tricon Global Restaurants           COMMON       895953107    120,802     1,719,600    X
UST, Inc.                           COMMON       902911106    112,850     4,319,600    X
Weatherford International           COMMON       947074100     76,455     2,926,500    X

   TOTALS:                            46                    3,853,777





----------------------------------
        Item 8
   Voting Authority
   ----------------
   Sole       Shared      None
    (A)        (B)        (C)

----------------------------------
  1,485,600     36,000     87,000
  3,136,000     76,500    266,000
  1,057,700     26,000     97,800
  2,300,600     70,500    210,000
  9,490,200    235,500    792,500
          0          0      8,000
  2,302,100     59,000    191,500
  2,316,000     58,500    174,765
  1,144,200     41,100     77,500
  2,368,500     89,500    213,800
  1,120,800          0     34,500
     19,500          0     75,027
  9,833,200    248,500    921,000
  4,141,000    106,000    383,000
          0          0     11,151
    792,500     14,000     75,500
  1,680,000     68,000    116,100
  2,193,800     62,000    200,700
  2,273,900     57,000    188,500
  1,756,000     45,000    153,000
  4,160,700    111,000    343,500
    546,700     13,000     49,724
          0          0     10,000
  3,280,200     98,000    320,500
  2,153,300     54,000    181,500
  1,373,800     35,000    110,200
  1,473,100     23,000    107,500
  1,957,300     53,500    154,500
  3,839,800     90,000    320,000
          0          0     14,400
  4,359,300    108,500    347,500
    812,600     18,500     93,500
  7,682,600    199,000    616,000
          0          0     38,100
  1,025,900          0     56,200
          0          0     10,000
          0          0      6,150
  3,965,500    114,500    301,000
  1,928,400     47,000    145,500
          0          0     30,000
    820,800     23,500     76,000
  1,260,500     35,500     92,500
  2,942,500     75,500    218,500
  1,536,100     33,000    150,500
  3,891,100     97,500    331,000
  2,682,500     57,500    186,500
